Stockholders’ Equity (Details) - Schedule of Analysis of the Stock Option Grant Activity under the Plan	12 Months Ended
Dec. 31, 2022 $ / shares shares
Vested and Nonvested Stock Options [Member]
Stockholders’ Equity (Details) - Schedule of Analysis of the Stock Option Grant Activity under the Plan [Line Items]
Number, Outstanding beginning balance | shares	1,127
Weighted Average Exercise Price, Outstanding beginning balance | $ / shares	$ 6,802.93
Weighted Average Remaining Life, Outstanding beginning balance	6 years 8 months 26 days
Number, Granted | shares
Weighted Average Exercise Price, Granted | $ / shares
Weighted Average Remaining Life, Granted
Number, Exercised | shares
Weighted Average Exercise Price, Exercised | $ / shares
Weighted Average Remaining Life, Exercised
Number, Expired or forfeited | shares
Weighted Average Exercise Price, Expired or forfeited | $ / shares
Weighted Average Remaining Life, Expired or forfeited
Number, Outstanding ending balance | shares	1,127
Weighted Average Exercise Price, Outstanding ending balance | $ / shares	$ 6,802.93
Weighted Average Remaining Life, Outstanding ending balance	5 years 8 months 26 days
Vested and Nonvested Warrants [Member]
Stockholders’ Equity (Details) - Schedule of Analysis of the Stock Option Grant Activity under the Plan [Line Items]
Number, Outstanding beginning balance | shares	15,035
Weighted Average Exercise Price, Outstanding beginning balance | $ / shares	$ 3,340
Weighted Average Remaining Life, Outstanding beginning balance	4 years 4 months 17 days
Number, Granted | shares	162,439
Weighted Average Exercise Price, Granted | $ / shares	$ 188.4
Weighted Average Remaining Life, Granted	4 years 7 months 28 days
Number, Exercised | shares	(48,661)
Weighted Average Exercise Price, Exercised | $ / shares	$ 27.6
Weighted Average Remaining Life, Exercised
Number, Expired or forfeited | shares	(1,563)
Weighted Average Exercise Price, Expired or forfeited | $ / shares	$ 1,824.8
Weighted Average Remaining Life, Expired or forfeited
Number, Rounding for Reverse Split | shares	31
Weighted Average Exercise Price, Rounding for Reverse Split | $ / shares
Weighted Average Remaining Life, Rounding for Reverse Split
Number, Outstanding ending balance | shares	127,281
Weighted Average Exercise Price, Outstanding ending balance | $ / shares	$ 514.97
Weighted Average Remaining Life, Outstanding ending balance	4 years 6 months 14 days
Nonvested RSUs [Member]
Stockholders’ Equity (Details) - Schedule of Analysis of the Stock Option Grant Activity under the Plan [Line Items]
Number, Outstanding beginning balance | shares	390
Weighted Average Exercise Price, Outstanding beginning balance | $ / shares	$ 3,840
Number, Granted | shares	292
Weighted Average Exercise Price, Granted | $ / shares	$ 909.6
Number, Vested | shares	(463)
Weighted Average Price, Vested | $ / shares	$ 2,826
Number, Forfeited | shares	(38)
Weighted Average Price, Forfeited | $ / shares	$ 3,100
Number, Rounding for Reverse Split | shares	6
Weighted Average Exercise Price, Rounding for Reverse Split | $ / shares
Number, Outstanding ending balance | shares	187
Weighted Average Exercise Price, Outstanding ending balance | $ / shares	$ 1,856.21